UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

1(a):

Semiannual Report
March 31, 2021
MFS®  Blended Research®
Core Equity Fund
UNE-SEM

MFS® Blended Research®
Core Equity Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available outside the United States. In the U.S., political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased further. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
May 14, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	6.7%
Apple, Inc.	5.2%
Amazon.com, Inc.	4.7%
Alphabet, Inc., “C”	2.6%
Johnson & Johnson	2.4%
Alphabet, Inc., “A”	2.4%
Bank of America Corp.	2.3%
Facebook, Inc., “A”	2.3%
Applied Materials, Inc.	2.1%
PayPal Holdings, Inc.	2.0%
GICS equity sectors (g)
Information Technology	27.1%
Health Care	13.6%
Consumer Discretionary	11.5%
Financials	11.4%
Communication Services	11.0%
Industrials	8.3%
Consumer Staples	6.2%
Real Estate	3.1%
Utilities	2.6%
Energy	2.6%
Materials	1.9%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2020 through March 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2020 through March 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/20	Ending Account Value 3/31/21	Expenses Paid During Period (p) 10/01/20-3/31/21
A	Actual	0.74%	$1,000.00	$1,211.81	$4.08
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
B	Actual	1.49%	$1,000.00	$1,207.19	$8.20
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
C	Actual	1.49%	$1,000.00	$1,207.81	$8.20
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
I	Actual	0.49%	$1,000.00	$1,213.67	$2.70
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R1	Actual	1.49%	$1,000.00	$1,207.73	$8.20
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
R2	Actual	0.99%	$1,000.00	$1,210.16	$5.46
	Hypothetical (h)	0.99%	$1,000.00	$1,020.00	$4.99
R3	Actual	0.74%	$1,000.00	$1,212.06	$4.08
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
R4	Actual	0.49%	$1,000.00	$1,213.62	$2.70
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R6	Actual	0.38%	$1,000.00	$1,214.00	$2.10
	Hypothetical (h)	0.38%	$1,000.00	$1,023.04	$1.92
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 1.1%
Huntington Ingalls Industries, Inc.	15,465	$ 3,183,470
Northrop Grumman Corp.	32,414	10,490,467
		$13,673,937
Apparel Manufacturers – 0.1%
NIKE, Inc., “B”	7,903	$ 1,050,230
Automotive – 1.6%
Lear Corp.	73,415	$ 13,306,469
Tesla, Inc. (a)	9,256	6,182,360
		$19,488,829
Biotechnology – 1.5%
Biogen, Inc. (a)	17,584	$ 4,919,124
Gilead Sciences, Inc.	65,985	4,264,611
Incyte Corp. (a)	16,020	1,301,945
Vertex Pharmaceuticals, Inc. (a)	32,586	7,002,405
		$17,488,085
Broadcasting – 0.1%
Walt Disney Co. (a)	4,259	$ 785,871
Business Services – 4.1%
Accenture PLC, “A”	70,297	$ 19,419,546
Amdocs Ltd.	75,878	5,322,842
PayPal Holdings, Inc. (a)	100,159	24,322,612
		$49,065,000
Cable TV – 1.7%
Charter Communications, Inc., “A” (a)	25,455	$ 15,706,244
Comcast Corp., “A”	89,913	4,865,193
		$20,571,437
Chemicals – 1.0%
Eastman Chemical Co.	108,202	$ 11,915,204
Computer Software – 8.4%
Adobe Systems, Inc. (a)	42,969	$ 20,426,174
Cadence Design Systems, Inc. (a)	6,582	901,668
Microsoft Corp.	336,209	79,267,996
		$100,595,838
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.7%
Apple, Inc.	504,067	$ 61,571,784
EPAM Systems, Inc. (a)	23,509	9,325,785
HP, Inc.	427,369	13,568,966
ServiceNow, Inc. (a)	14,673	7,338,114
		$91,804,649
Construction – 2.2%
D.R. Horton, Inc.	194,636	$ 17,345,960
Eagle Materials, Inc.	20,121	2,704,464
Sherwin-Williams Co.	3,222	2,377,868
Toll Brothers, Inc.	69,258	3,929,006
		$26,357,298
Consumer Products – 2.4%
Colgate-Palmolive Co.	192,401	$ 15,166,971
Kimberly-Clark Corp.	93,211	12,960,989
		$28,127,960
Consumer Services – 0.1%
Peloton Interactive, Inc., “A” (a)	13,058	$ 1,468,242
Electrical Equipment – 0.5%
AMETEK, Inc.	13,883	$ 1,773,276
Johnson Controls International PLC	19,568	1,167,622
TE Connectivity Ltd.	23,682	3,057,583
		$5,998,481
Electronics – 6.0%
Applied Materials, Inc.	187,070	$ 24,992,552
Intel Corp.	376,702	24,108,928
Texas Instruments, Inc.	115,678	21,861,985
		$70,963,465
Energy - Independent – 1.7%
ConocoPhillips	134,407	$ 7,119,539
EOG Resources, Inc.	38,550	2,796,031
Pioneer Natural Resources Co.	8,378	1,330,594
Valero Energy Corp.	129,897	9,300,625
		$20,546,789
Engineering - Construction – 0.4%
Quanta Services, Inc.	49,432	$ 4,349,027
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.2%
General Mills, Inc.	55,713	$ 3,416,321
J.M. Smucker Co.	33,263	4,208,767
Mondelez International, Inc.	155,856	9,122,252
PepsiCo, Inc.	66,047	9,342,348
		$26,089,688
Food & Drug Stores – 0.7%
Wal-Mart Stores, Inc.	58,200	$ 7,905,306
Gaming & Lodging – 0.3%
Marriott International, Inc., “A” (a)	21,309	$ 3,156,076
General Merchandise – 0.5%
Dollar General Corp.	29,482	$ 5,973,643
Health Maintenance Organizations – 0.8%
Humana, Inc.	21,994	$ 9,220,985
Insurance – 3.3%
Berkshire Hathaway, Inc., “B” (a)	19,583	$ 5,002,869
Everest Re Group Ltd.	23,731	5,880,779
Hartford Financial Services Group, Inc.	146,689	9,797,358
MetLife, Inc.	288,605	17,544,298
Reinsurance Group of America, Inc.	10,216	1,287,727
		$39,513,031
Internet – 7.3%
Alphabet, Inc., “A” (a)	13,649	$ 28,151,335
Alphabet, Inc., “C” (a)	14,855	30,729,499
Facebook, Inc., “A” (a)	93,368	27,499,677
		$86,380,511
Leisure & Toys – 1.3%
Activision Blizzard, Inc.	31,767	$ 2,954,331
Electronic Arts, Inc.	68,182	9,229,797
Take-Two Interactive Software, Inc. (a)	18,641	3,293,865
		$15,477,993
Machinery & Tools – 3.1%
AGCO Corp.	106,328	$ 15,274,017
Dover Corp.	8,347	1,144,624
Eaton Corp. PLC	152,978	21,153,798
		$37,572,439
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 5.2%
Bank of America Corp.	721,623	$ 27,919,594
Goldman Sachs Group, Inc.	48,847	15,972,969
JPMorgan Chase & Co.	77,368	11,777,731
State Street Corp.	77,803	6,536,230
		$62,206,524
Medical & Health Technology & Services – 3.4%
HCA Healthcare, Inc.	80,235	$ 15,111,460
Laboratory Corp. of America Holdings (a)	30,451	7,765,919
McKesson Corp.	63,706	12,425,218
Quest Diagnostics, Inc.	43,704	5,608,971
		$40,911,568
Medical Equipment – 2.9%
Abbott Laboratories	33,635	$ 4,030,818
Boston Scientific Corp. (a)	51,240	1,980,426
Danaher Corp.	15,410	3,468,483
Medtronic PLC	137,297	16,218,895
Thermo Fisher Scientific, Inc.	18,730	8,547,997
		$34,246,619
Natural Gas - Distribution – 0.6%
Sempra Energy	55,906	$ 7,412,017
Natural Gas - Pipeline – 0.8%
Cheniere Energy, Inc. (a)	11,853	$ 853,535
ONEOK, Inc.	162,179	8,215,988
		$9,069,523
Oil Services – 0.1%
NOV, Inc. (a)	90,657	$ 1,243,814
Other Banks & Diversified Financials – 3.4%
Citigroup, Inc.	194,166	$ 14,125,576
Mastercard, Inc., “A”	11,474	4,085,318
Moody's Corp.	2,518	751,900
S&P Global, Inc.	31,061	10,960,495
SLM Corp.	136,125	2,446,166
Synchrony Financial	143,010	5,814,787
Visa, Inc., “A”	10,093	2,136,991
		$40,321,233
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.0%
Eli Lilly & Co.	73,348	$ 13,702,873
Johnson & Johnson	173,126	28,453,258
Merck & Co., Inc.	226,866	17,489,100
		$59,645,231
Pollution Control – 0.7%
Republic Services, Inc.	29,438	$ 2,924,665
Waste Management, Inc.	44,989	5,804,481
		$8,729,146
Railroad & Shipping – 2.1%
CSX Corp.	101,718	$ 9,807,649
Kansas City Southern Co.	56,154	14,820,164
		$24,627,813
Real Estate – 3.1%
Brixmor Property Group, Inc., REIT	72,968	$ 1,476,143
Extra Space Storage, Inc., REIT	98,242	13,021,977
Omega Healthcare Investors, Inc., REIT	151,422	5,546,588
STORE Capital Corp., REIT	286,780	9,607,130
Weyerhaeuser Co., REIT	195,690	6,966,564
		$36,618,402
Restaurants – 0.6%
Starbucks Corp.	62,057	$ 6,780,968
Specialty Chemicals – 0.5%
Linde PLC	19,747	$ 5,531,925
Specialty Stores – 6.5%
Amazon.com, Inc. (a)	18,153	$ 56,166,834
AutoZone, Inc. (a)	787	1,105,184
Home Depot, Inc.	59,359	18,119,335
Ross Stores, Inc.	19,698	2,361,987
		$77,753,340
Telecommunications - Wireless – 0.7%
T-Mobile USA, Inc. (a)	63,587	$ 7,966,815
Tobacco – 1.0%
Altria Group, Inc.	160,560	$ 8,214,250
Philip Morris International, Inc.	45,096	4,001,819
		$12,216,069
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.6%
Knight-Swift Transportation Holdings, Inc.	28,312	$ 1,361,524
United Parcel Service, Inc., “B”	32,038	5,446,140
		$6,807,664
Utilities - Electric Power – 2.0%
CenterPoint Energy, Inc.	217,771	$ 4,932,513
Edison International	60,572	3,549,519
Exelon Corp.	206,294	9,023,300
NRG Energy, Inc.	161,104	6,078,454
		$23,583,786
Total Common Stocks (Identified Cost, $742,500,605)		$ 1,181,212,471
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $7,865,805)	7,865,805	$ 7,865,805
Other Assets, Less Liabilities – 0.0%		36,972
Net Assets – 100.0%		$ 1,189,115,248

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,865,805 and $1,181,212,471, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 3/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $742,500,605)	$1,181,212,471
Investments in affiliated issuers, at value (identified cost, $7,865,805)	7,865,805
Receivables for
Fund shares sold	1,094,010
Dividends	1,164,895
Receivable from investment adviser	38,387
Other assets	3,029
Total assets	$1,191,378,597
Liabilities
Payables for
Fund shares reacquired	$1,778,129
Payable to affiliates
Administrative services fee	905
Shareholder servicing costs	367,226
Distribution and service fees	9,413
Payable for independent Trustees' compensation	4,838
Accrued expenses and other liabilities	102,838
Total liabilities	$2,263,349
Net assets	$1,189,115,248
Net assets consist of
Paid-in capital	$688,032,802
Total distributable earnings (loss)	501,082,446
Net assets	$1,189,115,248
Shares of beneficial interest outstanding	36,709,830
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$287,061,695	8,905,919	$32.23
Class B	16,297,257	527,068	30.92
Class C	45,869,474	1,509,557	30.39
Class I	507,142,760	15,477,428	32.77
Class R1	1,377,305	44,955	30.64
Class R2	49,536,343	1,615,567	30.66
Class R3	53,292,156	1,658,172	32.14
Class R4	19,150,783	591,059	32.40
Class R6	209,387,475	6,380,105	32.82

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $34.20 [100 / 94.25 x $32.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 3/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$8,819,517
Other	21,337
Dividends from affiliated issuers	3,716
Total investment income	$8,844,570
Expenses
Management fee	$2,275,317
Distribution and service fees	833,536
Shareholder servicing costs	564,772
Administrative services fee	77,083
Independent Trustees' compensation	10,623
Custodian fee	28,093
Shareholder communications	32,807
Audit and tax fees	28,795
Legal fees	4,193
Miscellaneous	93,118
Total expenses	$3,948,337
Reduction of expenses by investment adviser and distributor	(406,841)
Net expenses	$3,541,496
Net investment income (loss)	$5,303,074
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$70,037,491
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$147,056,608
Net realized and unrealized gain (loss)	$217,094,099
Change in net assets from operations	$222,397,173
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20
Change in net assets
From operations
Net investment income (loss)	$5,303,074	$11,786,001
Net realized gain (loss)	70,037,491	75,810,684
Net unrealized gain (loss)	147,056,608	44,700,132
Change in net assets from operations	$222,397,173	$132,296,817
Total distributions to shareholders	$(78,659,212)	$(52,985,275)
Change in net assets from fund share transactions	$(27,182,480)	$(58,558,551)
Total change in net assets	$116,555,481	$20,752,991
Net assets
At beginning of period	1,072,559,767	1,051,806,776
At end of period	$1,189,115,248	$1,072,559,767
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$28.49	$26.52	$29.79	$26.59	$23.16	$21.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.28	$0.33	$0.31	$0.27	$0.27
Net realized and unrealized gain (loss)	5.69	3.08	(0.93)	3.79	3.39	2.24
Total from investment operations	$5.81	$3.36	$(0.60)	$4.10	$3.66	$2.51
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.38)	$(0.39)	$(0.33)	$(0.23)	$(0.16)
From net realized gain	(1.81)	(1.01)	(2.28)	(0.57)	—	(0.55)
Total distributions declared to shareholders	$(2.07)	$(1.39)	$(2.67)	$(0.90)	$(0.23)	$(0.71)
Net asset value, end of period (x)	$32.23	$28.49	$26.52	$29.79	$26.59	$23.16
Total return (%) (r)(s)(t)(x)	21.18(n)	12.88	(0.62)	15.72	15.92	11.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81(a)	0.82	0.82	0.81	0.84	0.91
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.80(a)	1.04	1.29	1.10	1.11	1.23
Portfolio turnover	30(n)	63	53	64	62	43
Net assets at end of period (000 omitted)	$287,062	$243,181	$251,505	$303,929	$271,188	$288,782
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$27.30	$25.47	$28.68	$25.62	$22.34	$20.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.08	$0.13	$0.09	$0.09	$0.10
Net realized and unrealized gain (loss)	5.45	2.94	(0.87)	3.66	3.26	2.17
Total from investment operations	$5.46	$3.02	$(0.74)	$3.75	$3.35	$2.27
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.18)	$(0.19)	$(0.12)	$(0.07)	$(0.08)
From net realized gain	(1.81)	(1.01)	(2.28)	(0.57)	—	(0.55)
Total distributions declared to shareholders	$(1.84)	$(1.19)	$(2.47)	$(0.69)	$(0.07)	$(0.63)
Net asset value, end of period (x)	$30.92	$27.30	$25.47	$28.68	$25.62	$22.34
Total return (%) (r)(s)(t)(x)	20.72(n)	12.03	(1.33)	14.84	15.05	11.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56(a)	1.57	1.57	1.56	1.59	1.66
Expenses after expense reductions (f)	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.05(a)	0.29	0.54	0.33	0.36	0.48
Portfolio turnover	30(n)	63	53	64	62	43
Net assets at end of period (000 omitted)	$16,297	$15,562	$18,064	$21,577	$21,193	$20,585
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$26.85	$25.06	$28.27	$25.26	$22.03	$20.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.07	$0.13	$0.09	$0.09	$0.10
Net realized and unrealized gain (loss)	5.38	2.90	(0.88)	3.61	3.21	2.14
Total from investment operations	$5.39	$2.97	$(0.75)	$3.70	$3.30	$2.24
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.17)	$(0.18)	$(0.12)	$(0.07)	$(0.09)
From net realized gain	(1.81)	(1.01)	(2.28)	(0.57)	—	(0.55)
Total distributions declared to shareholders	$(1.85)	$(1.18)	$(2.46)	$(0.69)	$(0.07)	$(0.64)
Net asset value, end of period (x)	$30.39	$26.85	$25.06	$28.27	$25.26	$22.03
Total return (%) (r)(s)(t)(x)	20.78(n)	12.02	(1.37)	14.86	15.03	11.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56(a)	1.57	1.57	1.56	1.59	1.66
Expenses after expense reductions (f)	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.05(a)	0.29	0.54	0.33	0.36	0.48
Portfolio turnover	30(n)	63	53	64	62	43
Net assets at end of period (000 omitted)	$45,869	$44,725	$53,788	$70,299	$74,489	$79,309
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$28.96	$26.94	$30.23	$26.96	$23.48	$21.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.35	$0.40	$0.38	$0.34	$0.33
Net realized and unrealized gain (loss)	5.80	3.13	(0.94)	3.85	3.43	2.28
Total from investment operations	$5.96	$3.48	$(0.54)	$4.23	$3.77	$2.61
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.45)	$(0.47)	$(0.39)	$(0.29)	$(0.19)
From net realized gain	(1.81)	(1.01)	(2.28)	(0.57)	—	(0.55)
Total distributions declared to shareholders	$(2.15)	$(1.46)	$(2.75)	$(0.96)	$(0.29)	$(0.74)
Net asset value, end of period (x)	$32.77	$28.96	$26.94	$30.23	$26.96	$23.48
Total return (%) (r)(s)(t)(x)	21.37(n)	13.15	(0.39)	16.00	16.17	12.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56(a)	0.57	0.57	0.56	0.59	0.66
Expenses after expense reductions (f)	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.05(a)	1.29	1.52	1.34	1.34	1.48
Portfolio turnover	30(n)	63	53	64	62	43
Net assets at end of period (000 omitted)	$507,143	$465,900	$392,729	$498,169	$640,745	$366,304
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$27.10	$25.18	$28.39	$25.38	$22.13	$20.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.13	$0.13	$0.09	$0.09	$0.10
Net realized and unrealized gain (loss)	5.42	2.80	(0.87)	3.62	3.23	2.16
Total from investment operations	$5.43	$2.93	$(0.74)	$3.71	$3.32	$2.26
Less distributions declared to shareholders
From net investment income	$(0.08)	$—	$(0.19)	$(0.13)	$(0.07)	$(0.20)
From net realized gain	(1.81)	(1.01)	(2.28)	(0.57)	—	(0.55)
Total distributions declared to shareholders	$(1.89)	$(1.01)	$(2.47)	$(0.70)	$(0.07)	$(0.75)
Net asset value, end of period (x)	$30.64	$27.10	$25.18	$28.39	$25.38	$22.13
Total return (%) (r)(s)(t)(x)	20.77(n)	11.79	(1.33)	14.84	15.04	11.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56(a)	1.58	1.57	1.56	1.59	1.66
Expenses after expense reductions (f)	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.06(a)	0.49	0.54	0.33	0.36	0.45
Portfolio turnover	30(n)	63	53	64	62	43
Net assets at end of period (000 omitted)	$1,377	$1,084	$10,895	$13,185	$14,665	$13,775
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$27.16	$25.32	$28.58	$25.58	$22.31	$20.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.26	$0.23	$0.20	$0.21
Net realized and unrealized gain (loss)	5.41	2.94	(0.90)	3.65	3.25	2.16
Total from investment operations	$5.49	$3.14	$(0.64)	$3.88	$3.45	$2.37
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.29)	$(0.34)	$(0.31)	$(0.18)	$(0.14)
From net realized gain	(1.81)	(1.01)	(2.28)	(0.57)	—	(0.55)
Total distributions declared to shareholders	$(1.99)	$(1.30)	$(2.62)	$(0.88)	$(0.18)	$(0.69)
Net asset value, end of period (x)	$30.66	$27.16	$25.32	$28.58	$25.58	$22.31
Total return (%) (r)(s)(t)(x)	21.02(n)	12.60	(0.87)	15.47	15.56	11.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06(a)	1.07	1.07	1.06	1.09	1.16
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.55(a)	0.79	1.04	0.85	0.86	0.98
Portfolio turnover	30(n)	63	53	64	62	43
Net assets at end of period (000 omitted)	$49,536	$45,533	$52,605	$73,655	$41,539	$37,580
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$28.40	$26.44	$29.69	$26.49	$23.08	$21.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.28	$0.33	$0.31	$0.27	$0.27
Net realized and unrealized gain (loss)	5.68	3.06	(0.92)	3.78	3.37	2.24
Total from investment operations	$5.80	$3.34	$(0.59)	$4.09	$3.64	$2.51
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.37)	$(0.38)	$(0.32)	$(0.23)	$(0.15)
From net realized gain	(1.81)	(1.01)	(2.28)	(0.57)	—	(0.55)
Total distributions declared to shareholders	$(2.06)	$(1.38)	$(2.66)	$(0.89)	$(0.23)	$(0.70)
Net asset value, end of period (x)	$32.14	$28.40	$26.44	$29.69	$26.49	$23.08
Total return (%) (r)(s)(t)(x)	21.21(n)	12.84	(0.60)	15.73	15.89	11.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81(a)	0.82	0.82	0.81	0.84	0.91
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.79(a)	1.05	1.28	1.11	1.11	1.24
Portfolio turnover	30(n)	63	53	64	62	43
Net assets at end of period (000 omitted)	$53,292	$59,630	$77,311	$113,415	$110,105	$99,753
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$28.65	$26.66	$29.96	$26.72	$23.27	$21.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.35	$0.40	$0.38	$0.34	$0.33
Net realized and unrealized gain (loss)	5.73	3.09	(0.95)	3.82	3.40	2.24
Total from investment operations	$5.89	$3.44	$(0.55)	$4.20	$3.74	$2.57
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.44)	$(0.47)	$(0.39)	$(0.29)	$(0.18)
From net realized gain	(1.81)	(1.01)	(2.28)	(0.57)	—	(0.55)
Total distributions declared to shareholders	$(2.14)	$(1.45)	$(2.75)	$(0.96)	$(0.29)	$(0.73)
Net asset value, end of period (x)	$32.40	$28.65	$26.66	$29.96	$26.72	$23.27
Total return (%) (r)(s)(t)(x)	21.36(n)	13.15	(0.39)	16.02	16.20	12.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56(a)	0.57	0.57	0.56	0.59	0.67
Expenses after expense reductions (f)	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.05(a)	1.28	1.54	1.34	1.36	1.48
Portfolio turnover	30(n)	63	53	64	62	43
Net assets at end of period (000 omitted)	$19,151	$16,640	$23,253	$44,630	$43,741	$43,757
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$29.02	$26.99	$30.29	$27.01	$23.52	$21.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.38	$0.43	$0.41	$0.37	$0.34
Net realized and unrealized gain (loss)	5.79	3.14	(0.94)	3.86	3.43	2.30
Total from investment operations	$5.97	$3.52	$(0.51)	$4.27	$3.80	$2.64
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.48)	$(0.51)	$(0.42)	$(0.31)	$(0.21)
From net realized gain	(1.81)	(1.01)	(2.28)	(0.57)	—	(0.55)
Total distributions declared to shareholders	$(2.17)	$(1.49)	$(2.79)	$(0.99)	$(0.31)	$(0.76)
Net asset value, end of period (x)	$32.82	$29.02	$26.99	$30.29	$27.01	$23.52
Total return (%) (r)(s)(t)(x)	21.40(n)	13.28	(0.25)	16.13	16.31	12.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45(a)	0.46	0.46	0.45	0.47	0.53
Expenses after expense reductions (f)	0.38(a)	0.38	0.38	0.38	0.37	0.37
Net investment income (loss)	1.16(a)	1.40	1.64	1.45	1.48	1.52
Portfolio turnover	30(n)	63	53	64	62	43
Net assets at end of period (000 omitted)	$209,387	$180,306	$171,658	$220,856	$217,799	$193,437

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid
24

Notes to Financial Statements (unaudited) - continued
quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes
25

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,181,212,471	$—	$—	$1,181,212,471
Mutual Funds	7,865,805	—	—	7,865,805
Total	$1,189,078,276	$—	$—	$1,189,078,276
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
26

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/20
Ordinary income (including any short-term capital gains)	$15,000,065
Long-term capital gains	37,985,210
Total distributions	$52,985,275
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/21
Cost of investments	$757,012,350
Gross appreciation	437,294,736
Gross depreciation	(5,228,810)
Net unrealized appreciation (depreciation)	$432,065,926
As of 9/30/20
Undistributed ordinary income	10,919,643
Undistributed long-term capital gain	60,538,647
Net unrealized appreciation (depreciation)	285,886,195
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to
27

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/21	Year ended 9/30/20
Class A	$17,553,690	$12,817,477
Class B	996,778	814,307
Class C	2,922,697	2,398,722
Class I	35,171,904	20,386,319
Class R1	76,997	38,592
Class R2	3,238,481	2,543,907
Class R3	4,051,354	3,586,175
Class R4	1,141,622	1,220,643
Class R6	13,505,689	9,179,133
Total	$78,659,212	$52,985,275
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended March 31, 2021, this management fee reduction amounted to $63,384, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2021 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.42%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2022. For the six months ended March 31, 2021, this reduction amounted to $343,308, which is included in the reduction of total expenses in the Statement of Operations.
28

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,921 for the six months ended March 31, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 330,259
Class B	0.75%	0.25%	1.00%	1.00%	79,170
Class C	0.75%	0.25%	1.00%	1.00%	225,449
Class R1	0.75%	0.25%	1.00%	1.00%	6,110
Class R2	0.25%	0.25%	0.50%	0.50%	119,154
Class R3	—	0.25%	0.25%	0.25%	73,394
Total Distribution and Service Fees					$833,536
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2021, this rebate amounted to $34, $1, and $114 for Class A, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2021, were as follows:
Amount
Class A	$33
Class B	3,471
Class C	2,136
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as
29

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2021, the fee was $25,530, which equated to 0.0044% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $539,242.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2021 was equivalent to an annual effective rate of 0.0134% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $1,409,717.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2021, this reimbursement amounted to $21,337, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2021, purchases and sales of investments, other than short-term obligations, aggregated $332,696,362 and $439,392,472, respectively.
30

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/21		Year ended 9/30/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	894,551	$26,730,506	2,238,432	$58,983,041
Class B	1,268	36,804	3,228	82,724
Class C	26,302	748,381	90,975	2,289,837
Class I	2,601,749	80,206,665	6,141,708	164,189,947
Class R1	2,704	77,763	21,225	549,524
Class R2	98,173	2,851,266	275,108	6,747,505
Class R3	93,627	2,801,977	333,609	8,686,880
Class R4	67,159	2,092,895	186,515	5,083,262
Class R6	467,874	13,933,635	1,914,824	51,089,984
	4,253,407	$129,479,892	11,205,624	$297,702,704
Shares issued to shareholders in reinvestment of distributions
Class A	387,971	$11,309,359	309,961	$8,458,828
Class B	34,830	976,286	30,185	793,866
Class C	104,347	2,873,716	85,875	2,221,596
Class I	1,168,902	34,611,176	711,073	19,682,501
Class R1	2,773	76,997	1,478	38,592
Class R2	116,688	3,238,090	95,273	2,482,807
Class R3	139,365	4,051,354	131,845	3,586,175
Class R4	38,990	1,141,622	44,565	1,220,643
Class R6	436,470	12,941,348	318,821	8,834,521
	2,430,336	$71,219,948	1,729,076	$47,319,529
Shares reacquired
Class A	(912,567)	$(27,429,948)	(3,495,153)	$(93,312,736)
Class B	(79,158)	(2,271,155)	(172,619)	(4,355,004)
Class C	(286,527)	(8,095,157)	(657,436)	(16,471,108)
Class I	(4,379,709)	(135,995,260)	(5,342,608)	(144,282,284)
Class R1	(524)	(14,645)	(415,426)	(11,146,910)
Class R2	(276,046)	(7,938,750)	(771,321)	(19,731,805)
Class R3	(674,350)	(20,450,843)	(1,290,353)	(34,467,477)
Class R4	(95,802)	(2,877,228)	(522,412)	(14,288,488)
Class R6	(738,226)	(22,809,334)	(2,379,913)	(65,524,972)
	(7,442,909)	$(227,882,320)	(15,047,241)	$(403,580,784)
31

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/21		Year ended 9/30/20
	Shares	Amount	Shares	Amount
Net change
Class A	369,955	$10,609,917	(946,760)	$(25,870,867)
Class B	(43,060)	(1,258,065)	(139,206)	(3,478,414)
Class C	(155,878)	(4,473,060)	(480,586)	(11,959,675)
Class I	(609,058)	(21,177,419)	1,510,173	39,590,164
Class R1	4,953	140,115	(392,723)	(10,558,794)
Class R2	(61,185)	(1,849,394)	(400,940)	(10,501,493)
Class R3	(441,358)	(13,597,512)	(824,899)	(22,194,422)
Class R4	10,347	357,289	(291,332)	(7,984,583)
Class R6	166,118	4,065,649	(146,268)	(5,600,467)
	(759,166)	$(27,182,480)	(2,112,541)	$(58,558,551)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2045 Fund were each the owners of record of approximately 3%, 2%, 2%, 1%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2021, the fund’s commitment fee and interest expense were $2,467 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
32

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,529,266	$105,247,348	$101,910,809	$—	$—	$7,865,805

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,716	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
33

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
34

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
March 31, 2021
MFS®  Mid Cap Value Fund
MDV-SEM

MFS® Mid Cap Value Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available outside the United States. In the U.S., political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased further. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
May 14, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
Hartford Financial Services Group, Inc.	1.3%
Eastman Chemical Co.	1.2%
Johnson Controls International PLC	1.2%
Zebra Technologies Corp., “A”	1.2%
Stanley Black & Decker, Inc.	1.2%
KBR, Inc.	1.2%
Eaton Corp. PLC	1.2%
Laboratory Corp. of America Holdings	1.1%
Toll Brothers, Inc.	1.1%
LKQ Corp.	1.0%
GICS equity sectors (g)
Financials	20.9%
Industrials	16.3%
Consumer Discretionary	9.9%
Information Technology	8.3%
Materials	8.2%
Utilities	8.1%
Health Care	8.0%
Real Estate	6.6%
Consumer Staples	5.8%
Energy	4.6%
Communication Services	1.7%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2020 through March 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2020 through March 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/20	Ending Account Value 3/31/21	Expenses Paid During Period (p) 10/01/20-3/31/21
A	Actual	1.03%	$1,000.00	$1,353.74	$6.04
	Hypothetical (h)	1.03%	$1,000.00	$1,019.80	$5.19
B	Actual	1.78%	$1,000.00	$1,348.84	$10.42
	Hypothetical (h)	1.78%	$1,000.00	$1,016.06	$8.95
C	Actual	1.78%	$1,000.00	$1,348.75	$10.42
	Hypothetical (h)	1.78%	$1,000.00	$1,016.06	$8.95
I	Actual	0.78%	$1,000.00	$1,355.60	$4.58
	Hypothetical (h)	0.78%	$1,000.00	$1,021.04	$3.93
R1	Actual	1.78%	$1,000.00	$1,348.93	$10.42
	Hypothetical (h)	1.78%	$1,000.00	$1,016.06	$8.95
R2	Actual	1.28%	$1,000.00	$1,352.13	$7.51
	Hypothetical (h)	1.28%	$1,000.00	$1,018.55	$6.44
R3	Actual	1.03%	$1,000.00	$1,353.56	$6.04
	Hypothetical (h)	1.03%	$1,000.00	$1,019.80	$5.19
R4	Actual	0.78%	$1,000.00	$1,355.42	$4.58
	Hypothetical (h)	0.78%	$1,000.00	$1,021.04	$3.93
R6	Actual	0.64%	$1,000.00	$1,356.70	$3.76
	Hypothetical (h)	0.64%	$1,000.00	$1,021.74	$3.23
529A	Actual	1.07%	$1,000.00	$1,353.93	$6.28
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
529B	Actual	1.08%	$1,000.00	$1,353.40	$6.34
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
529C	Actual	1.83%	$1,000.00	$1,348.17	$10.71
	Hypothetical (h)	1.83%	$1,000.00	$1,015.81	$9.20
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from October 1, 2020 through March 31, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.83%, $10.74, and $9.20 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the

Expense Table - continued
expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 2.9%
KBR, Inc.	4,184,089	$ 160,627,177
L3Harris Technologies, Inc.	681,393	138,104,733
Leidos Holdings, Inc.	1,029,543	99,124,400
		$397,856,310
Airlines – 0.8%
Alaska Air Group, Inc. (a)	955,680	$ 66,142,613
Delta Air Lines, Inc. (a)	888,269	42,885,627
		$109,028,240
Apparel Manufacturers – 1.2%
PVH Corp. (a)	645,837	$ 68,264,971
Skechers USA, Inc., “A” (a)	2,359,116	98,398,728
		$166,663,699
Automotive – 2.0%
Lear Corp.	701,529	$ 127,152,131
LKQ Corp. (a)	3,323,085	140,666,188
		$267,818,319
Broadcasting – 0.5%
Discovery Communications, Inc., “C” (a)	1,925,839	$ 71,044,201
Brokerage & Asset Managers – 2.1%
Apollo Global Management, Inc.	2,038,964	$ 95,851,698
Cboe Global Markets, Inc.	722,232	71,277,076
Raymond James Financial, Inc.	952,583	116,748,572
		$283,877,346
Business Services – 1.6%
Amdocs Ltd.	1,589,001	$ 111,468,420
Global Payments, Inc.	509,444	102,693,722
		$214,162,142
Cable TV – 0.7%
Liberty Broadband Corp. (a)	652,443	$ 97,964,316
Chemicals – 2.4%
Celanese Corp.	737,759	$ 110,523,676
Eastman Chemical Co.	1,494,065	164,526,438
FMC Corp.	503,166	55,655,191
		$330,705,305

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.6%
Cognyte Software, Ltd. (a)	1,013,106	$ 28,174,478
McAfee Corp.	2,063,933	46,933,836
		$75,108,314
Computer Software - Systems – 1.6%
Verint Systems, Inc. (a)	1,031,150	$ 46,907,014
Zebra Technologies Corp., “A” (a)	338,335	164,153,375
		$211,060,389
Construction – 5.7%
Armstrong World Industries, Inc.	645,053	$ 58,112,825
Fortune Brands Home & Security, Inc.	1,013,224	97,087,124
Masco Corp.	1,884,335	112,871,666
Mid-America Apartment Communities, Inc., REIT	783,103	113,048,749
Stanley Black & Decker, Inc.	806,854	161,104,538
Toll Brothers, Inc.	2,510,337	142,411,418
Vulcan Materials Co.	501,606	84,646,013
		$769,282,333
Consumer Products – 1.6%
Energizer Holdings, Inc.	1,780,779	$ 84,515,771
Newell Brands, Inc.	3,144,970	84,222,297
Reynolds Consumer Products, Inc.	1,801,872	53,659,748
		$222,397,816
Consumer Services – 0.6%
Grand Canyon Education, Inc. (a)	746,660	$ 79,967,286
Containers – 3.1%
Berry Global, Inc. (a)	1,490,470	$ 91,514,858
Graphic Packaging Holding Co.	5,404,093	98,138,329
Owens Corning	1,338,331	123,246,902
WestRock Co.	2,057,615	107,098,860
		$419,998,949
Electrical Equipment – 2.6%
Johnson Controls International PLC	2,752,568	$ 164,245,733
Sensata Technologies Holding PLC (a)	1,696,173	98,293,225
TE Connectivity Ltd.	665,043	85,863,702
		$348,402,660
Electronics – 3.2%
Analog Devices, Inc.	361,673	$ 56,088,249
Corning, Inc.	1,935,487	84,213,039
Marvell Technology Group Ltd.	2,392,089	117,164,519

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
NXP Semiconductors N.V.	657,206	$ 132,321,856
ON Semiconductor Corp. (a)	1,118,416	46,537,290
		$436,324,953
Energy - Independent – 3.3%
Cabot Oil & Gas Corp.	2,941,135	$ 55,234,515
Devon Energy Corp.	2,885,158	63,040,702
Diamondback Energy, Inc.	995,392	73,151,358
Hess Corp.	1,207,944	85,474,118
Pioneer Natural Resources Co.	697,381	110,758,050
Valero Energy Corp.	913,493	65,406,099
		$453,064,842
Engineering - Construction – 0.7%
Quanta Services, Inc.	1,087,399	$ 95,669,364
Entertainment – 0.2%
Six Flags Entertainment Corp. (a)	726,296	$ 33,750,975
Food & Beverages – 3.5%
Archer Daniels Midland Co.	1,341,422	$ 76,461,054
Coca-Cola European Partners PLC	1,593,022	83,092,027
Ingredion, Inc.	737,279	66,296,128
J.M. Smucker Co.	642,680	81,318,300
Kellogg Co.	1,493,929	94,565,706
Sanderson Farms, Inc.	425,179	66,234,385
		$467,967,600
Food & Drug Stores – 1.1%
Albertsons Cos., Inc., “A” (l)	4,130,046	$ 78,759,977
Kroger Co.	1,931,731	69,522,999
		$148,282,976
Gaming & Lodging – 0.5%
Wyndham Hotels & Resorts, Inc.	952,477	$ 66,463,845
General Merchandise – 0.4%
Dollar Tree, Inc. (a)	524,119	$ 59,990,661
Insurance – 8.6%
American International Group, Inc.	1,371,797	$ 63,390,739
Arthur J. Gallagher & Co.	1,122,402	140,042,098
Assurant, Inc.	787,408	111,630,832
Athene Holding Ltd. (a)	1,695,280	85,442,112
Cincinnati Financial Corp.	812,730	83,784,336
Equitable Holdings, Inc.	4,217,860	137,586,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Everest Re Group Ltd.	390,420	$ 96,749,980
Hanover Insurance Group, Inc.	506,753	65,604,243
Hartford Financial Services Group, Inc.	2,609,051	174,258,516
Reinsurance Group of America, Inc.	688,034	86,726,686
Willis Towers Watson PLC	497,987	113,979,265
		$1,159,195,400
Leisure & Toys – 2.2%
Brunswick Corp.	1,231,109	$ 117,410,865
Electronic Arts, Inc.	500,628	67,770,012
Mattel, Inc. (a)	3,434,384	68,412,929
Polaris, Inc.	323,661	43,208,744
		$296,802,550
Machinery & Tools – 3.9%
Eaton Corp. PLC	1,148,951	$ 158,876,944
Ingersoll Rand, Inc. (a)	1,816,004	89,365,557
ITT, Inc.	1,055,059	95,915,414
Regal Beloit Corp.	794,815	113,404,204
Wabtec Corp.	888,623	70,343,397
		$527,905,516
Major Banks – 2.0%
Comerica, Inc.	1,174,149	$ 84,233,449
KeyCorp	5,269,162	105,277,857
State Street Corp.	980,700	82,388,607
		$271,899,913
Medical & Health Technology & Services – 4.5%
AmerisourceBergen Corp.	628,500	$ 74,206,995
ICON PLC (a)	102,201	20,069,210
Laboratory Corp. of America Holdings (a)	574,115	146,416,549
PRA Health Sciences, Inc. (a)	785,464	120,435,195
Premier, Inc., “A”	1,868,740	63,256,849
Quest Diagnostics, Inc.	702,215	90,122,273
Universal Health Services, Inc.	705,524	94,109,846
		$608,616,917
Medical Equipment – 2.9%
Boston Scientific Corp. (a)	1,947,757	$ 75,280,808
Dentsply Sirona, Inc.	1,378,556	87,965,658
PerkinElmer, Inc.	728,057	93,402,433
Zimmer Biomet Holdings, Inc.	856,932	137,177,675
		$393,826,574

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.2%
Howmet Aerospace, Inc. (a)	1,033,312	$ 33,200,315
Natural Gas - Distribution – 1.1%
Atmos Energy Corp.	496,155	$ 49,044,922
Sempra Energy	741,860	98,355,799
		$147,400,721
Natural Gas - Pipeline – 0.9%
Equitrans Midstream Corp.	1,944,954	$ 15,870,825
Plains GP Holdings LP	6,272,431	58,960,851
Targa Resources Corp.	1,439,541	45,705,427
		$120,537,103
Network & Telecom – 0.8%
Motorola Solutions, Inc.	566,432	$ 106,517,538
Oil Services – 0.4%
Halliburton Co.	2,244,033	$ 48,156,948
Other Banks & Diversified Financials – 8.0%
Discover Financial Services	1,137,461	$ 108,047,420
East West Bancorp, Inc.	811,814	59,911,873
Element Fleet Management Corp.	5,823,799	63,720,248
Northern Trust Corp.	971,887	102,155,043
Prosperity Bancshares, Inc.	789,432	59,120,563
Signature Bank	481,077	108,771,510
SLM Corp.	6,023,694	108,245,781
SVB Financial Group (a)	186,156	91,897,771
Truist Financial Corp.	2,234,252	130,301,577
Umpqua Holdings Corp.	3,809,268	66,852,653
Wintrust Financial Corp.	978,256	74,151,805
Zions Bancorp NA	1,975,250	108,559,740
		$1,081,735,984
Pharmaceuticals – 0.6%
Elanco Animal Health, Inc. (a)	1,396,933	$ 41,139,677
Viatris, Inc. (a)	3,328,553	46,499,885
		$87,639,562
Pollution Control – 0.7%
Republic Services, Inc.	991,495	$ 98,505,028
Real Estate – 6.0%
Annaly Mortgage Management, Inc., REIT	3,560,166	$ 30,617,428
Boston Properties, Inc., REIT	411,067	41,624,644
Brixmor Property Group, Inc., REIT	3,894,196	78,779,585

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Host Hotels & Resorts, Inc., REIT (a)	4,643,492	$ 78,242,840
Life Storage, Inc., REIT	1,606,190	138,052,031
Medical Properties Trust, Inc., REIT	4,095,632	87,155,049
Spirit Realty Capital, Inc., REIT	1,204,115	51,174,888
Sun Communities, Inc., REIT	712,202	106,858,788
VICI Properties, Inc., REIT	3,983,288	112,488,053
W.P. Carey, Inc., REIT	1,188,779	84,118,002
		$809,111,308
Restaurants – 1.3%
Aramark	1,869,876	$ 70,643,915
Performance Food Group Co. (a)	591,805	34,093,886
Wendy's Co.	3,358,208	68,037,294
		$172,775,095
Specialty Chemicals – 3.5%
Ashland Global Holdings, Inc.	859,570	$ 76,304,029
Axalta Coating Systems Ltd. (a)	3,104,708	91,837,263
Corteva, Inc.	2,563,970	119,532,281
DuPont de Nemours, Inc.	1,478,844	114,285,064
Univar Solutions, Inc. (a)	3,269,827	70,432,074
		$472,390,711
Specialty Stores – 0.5%
Urban Outfitters, Inc. (a)	1,942,073	$ 72,225,695
Trucking – 0.4%
Knight-Swift Transportation Holdings, Inc.	1,151,865	$ 55,393,188
Utilities - Electric Power – 7.0%
AES Corp.	4,473,224	$ 119,927,135
Ameren Corp.	1,073,111	87,308,311
CenterPoint Energy, Inc.	2,310,148	52,324,852
CenterPoint Energy, Inc. (PIPE) (a)(n)	1,532,649	34,714,500
CMS Energy Corp.	1,829,778	112,019,009
Edison International	1,181,300	69,224,180
Eversource Energy	1,347,288	116,661,668
PG&E Corp. (a)	10,539,368	123,415,999
Pinnacle West Capital Corp.	1,396,531	113,607,797
Public Service Enterprise Group, Inc.	2,090,260	125,854,555
		$955,058,006
Total Common Stocks (Identified Cost, $9,391,557,075)		$13,345,746,913

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $192,663,742)	192,669,674	$ 192,669,674
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j) (Identified Cost, $30,659,857)	30,659,857	$ 30,659,857
Other Assets, Less Liabilities – (0.1)%		(9,696,124)
Net Assets – 100.0%		$13,559,380,320

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $192,669,674 and $13,376,406,770, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,714,500, representing 0.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 3/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $28,873,258 of securities on loan (identified cost, $9,422,216,932)	$13,376,406,770
Investments in affiliated issuers, at value (identified cost, $192,663,742)	192,669,674
Receivables for
Fund shares sold	36,950,886
Interest and dividends	19,260,248
Other assets	75,274
Total assets	$13,625,362,852
Liabilities
Payables for
Investments purchased	$9,685,800
Fund shares reacquired	22,185,193
Collateral for securities loaned, at value	30,659,857
Payable to affiliates
Investment adviser	451,818
Administrative services fee	3,089
Shareholder servicing costs	2,512,673
Distribution and service fees	39,035
Program manager fees	30
Payable for independent Trustees' compensation	21,471
Accrued expenses and other liabilities	423,566
Total liabilities	$65,982,532
Net assets	$13,559,380,320
Net assets consist of
Paid-in capital	$9,215,811,851
Total distributable earnings (loss)	4,343,568,469
Net assets	$13,559,380,320
Shares of beneficial interest outstanding	458,702,069

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,546,757,993	53,429,387	$28.95
Class B	12,266,758	450,018	27.26
Class C	111,019,019	4,096,002	27.10
Class I	2,599,935,222	87,434,894	29.74
Class R1	13,219,959	497,488	26.57
Class R2	83,452,784	2,953,987	28.25
Class R3	591,631,724	20,518,141	28.83
Class R4	578,757,753	19,889,415	29.10
Class R6	8,011,316,666	269,040,941	29.78
Class 529A	9,447,791	332,106	28.45
Class 529B	132,395	5,025	26.35
Class 529C	1,442,256	54,665	26.38

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $30.72 [100 / 94.25 x $28.95] and $30.19 [100 / 94.25 x $28.45], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 3/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$109,842,135
Income on securities loaned	1,349,270
Other	374,474
Dividends from affiliated issuers	59,320
Foreign taxes withheld	(179,492)
Total investment income	$111,445,707
Expenses
Management fee	$36,907,008
Distribution and service fees	3,133,633
Shareholder servicing costs	3,621,486
Program manager fees	2,407
Administrative services fee	269,797
Independent Trustees' compensation	49,675
Custodian fee	90,578
Shareholder communications	278,538
Audit and tax fees	20,207
Legal fees	38,412
Miscellaneous	244,158
Total expenses	$44,655,899
Reduction of expenses by investment adviser and distributor	(648,369)
Net expenses	$44,007,530
Net investment income (loss)	$67,438,177
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$415,837,694
Affiliated issuers	11,029
Foreign currency	2,654
Net realized gain (loss)	$415,851,377
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,026,396,708
Affiliated issuers	(11,029)
Translation of assets and liabilities in foreign currencies	155
Net unrealized gain (loss)	$3,026,385,834
Net realized and unrealized gain (loss)	$3,442,237,211
Change in net assets from operations	$3,509,675,388
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20
Change in net assets
From operations
Net investment income (loss)	$67,438,177	$122,388,916
Net realized gain (loss)	415,851,377	(62,147,958)
Net unrealized gain (loss)	3,026,385,834	(596,865,068)
Change in net assets from operations	$3,509,675,388	$(536,624,110)
Total distributions to shareholders	$(120,000,131)	$(221,128,275)
Change in net assets from fund share transactions	$303,050,687	$1,547,618,360
Total change in net assets	$3,692,725,944	$789,865,975
Net assets
At beginning of period	9,866,654,376	9,076,788,401
At end of period	$13,559,380,320	$9,866,654,376
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$21.56	$23.63	$24.10	$22.99	$20.49	$18.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.23	$0.24	$0.18	$0.13(c)	$0.18
Net realized and unrealized gain (loss)	7.48	(1.79)	0.53	1.71	2.62	2.25
Total from investment operations	$7.59	$(1.56)	$0.77	$1.89	$2.75	$2.43
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.23)	$(0.19)	$(0.10)	$(0.24)	$(0.06)
From net realized gain	—	(0.28)	(1.05)	(0.68)	(0.01)	(0.79)
Total distributions declared to shareholders	$(0.20)	$(0.51)	$(1.24)	$(0.78)	$(0.25)	$(0.85)
Net asset value, end of period (x)	$28.95	$21.56	$23.63	$24.10	$22.99	$20.49
Total return (%) (r)(s)(t)(x)	35.37(n)	(6.87)	3.98	8.37	13.51(c)	13.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.07	1.08	1.08	1.12(c)	1.18
Expenses after expense reductions (f)	1.03(a)	1.06	1.06	1.07	1.10(c)	1.15
Net investment income (loss)	0.87(a)	1.04	1.05	0.78	0.60(c)	0.93
Portfolio turnover	14(n)	19	27	26	29	27
Net assets at end of period (000 omitted)	$1,546,758	$1,141,479	$1,199,095	$1,131,758	$1,103,067	$1,038,447
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$20.22	$22.18	$22.67	$21.73	$19.38	$18.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.06	$0.06	$0.00(w)	$(0.03)(c)	$0.03
Net realized and unrealized gain (loss)	7.04	(1.69)	0.50	1.62	2.48	2.13
Total from investment operations	$7.05	$(1.63)	$0.56	$1.62	$2.45	$2.16
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.05)	$(0.00)(w)	$—	$(0.09)	$—
From net realized gain	—	(0.28)	(1.05)	(0.68)	(0.01)	(0.79)
Total distributions declared to shareholders	$(0.01)	$(0.33)	$(1.05)	$(0.68)	$(0.10)	$(0.79)
Net asset value, end of period (x)	$27.26	$20.22	$22.18	$22.67	$21.73	$19.38
Total return (%) (r)(s)(t)(x)	34.88(n)	(7.55)	3.17	7.59	12.69(c)	12.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.81	1.83	1.83	1.87(c)	1.93
Expenses after expense reductions (f)	1.78(a)	1.80	1.81	1.82	1.85(c)	1.90
Net investment income (loss)	0.10(a)	0.28	0.30	0.02	(0.15)(c)	0.16
Portfolio turnover	14(n)	19	27	26	29	27
Net assets at end of period (000 omitted)	$12,267	$10,677	$16,670	$19,816	$22,267	$20,593
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$20.12	$22.09	$22.57	$21.65	$19.33	$17.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.06	$0.06	$0.00(w)	$(0.03)(c)	$0.03
Net realized and unrealized gain (loss)	7.00	(1.69)	0.51	1.60	2.48	2.12
Total from investment operations	$7.01	$(1.63)	$0.57	$1.60	$2.45	$2.15
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.06)	$—	$—	$(0.12)	$—
From net realized gain	—	(0.28)	(1.05)	(0.68)	(0.01)	(0.79)
Total distributions declared to shareholders	$(0.03)	$(0.34)	$(1.05)	$(0.68)	$(0.13)	$(0.79)
Net asset value, end of period (x)	$27.10	$20.12	$22.09	$22.57	$21.65	$19.33
Total return (%) (r)(s)(t)(x)	34.87(n)	(7.58)	3.22	7.53	12.72(c)	12.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.81	1.83	1.83	1.87(c)	1.93
Expenses after expense reductions (f)	1.78(a)	1.80	1.82	1.82	1.85(c)	1.90
Net investment income (loss)	0.11(a)	0.28	0.30	0.01	(0.15)(c)	0.18
Portfolio turnover	14(n)	19	27	26	29	27
Net assets at end of period (000 omitted)	$111,019	$87,086	$119,427	$133,345	$157,336	$148,518
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$22.16	$24.27	$24.72	$23.56	$20.99	$19.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.30	$0.25	$0.19(c)	$0.24
Net realized and unrealized gain (loss)	7.69	(1.84)	0.54	1.75	2.68	2.30
Total from investment operations	$7.84	$(1.55)	$0.84	$2.00	$2.87	$2.54
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.28)	$(0.24)	$(0.16)	$(0.29)	$(0.11)
From net realized gain	—	(0.28)	(1.05)	(0.68)	(0.01)	(0.79)
Total distributions declared to shareholders	$(0.26)	$(0.56)	$(1.29)	$(0.84)	$(0.30)	$(0.90)
Net asset value, end of period (x)	$29.74	$22.16	$24.27	$24.72	$23.56	$20.99
Total return (%) (r)(s)(t)(x)	35.56(n)	(6.64)	4.24	8.66	13.79(c)	13.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.82	0.83	0.83	0.87(c)	0.93
Expenses after expense reductions (f)	0.78(a)	0.81	0.82	0.82	0.85(c)	0.90
Net investment income (loss)	1.13(a)	1.28	1.31	1.04	0.85(c)	1.20
Portfolio turnover	14(n)	19	27	26	29	27
Net assets at end of period (000 omitted)	$2,599,935	$1,651,249	$1,772,356	$1,389,171	$1,077,307	$771,101
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.74	$21.69	$22.22	$21.31	$19.04	$17.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.06	$0.06	$0.01	$(0.03)(c)	$0.03
Net realized and unrealized gain (loss)	6.86	(1.66)	0.49	1.58	2.42	2.10
Total from investment operations	$6.87	$(1.60)	$0.55	$1.59	$2.39	$2.13
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.07)	$(0.03)	$—	$(0.11)	$—
From net realized gain	—	(0.28)	(1.05)	(0.68)	(0.01)	(0.79)
Total distributions declared to shareholders	$(0.04)	$(0.35)	$(1.08)	$(0.68)	$(0.12)	$(0.79)
Net asset value, end of period (x)	$26.57	$19.74	$21.69	$22.22	$21.31	$19.04
Total return (%) (r)(s)(t)(x)	34.82(n)	(7.56)	3.20	7.60	12.64(c)	12.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.82	1.83	1.83	1.87(c)	1.93
Expenses after expense reductions (f)	1.78(a)	1.80	1.82	1.82	1.85(c)	1.90
Net investment income (loss)	0.11(a)	0.28	0.30	0.03	(0.14)(c)	0.17
Portfolio turnover	14(n)	19	27	26	29	27
Net assets at end of period (000 omitted)	$13,220	$10,476	$13,348	$13,538	$13,470	$11,351
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$21.01	$23.04	$23.49	$22.42	$20.00	$18.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.17	$0.17	$0.11	$0.08(c)	$0.13
Net realized and unrealized gain (loss)	7.30	(1.75)	0.52	1.67	2.55	2.19
Total from investment operations	$7.38	$(1.58)	$0.69	$1.78	$2.63	$2.32
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.17)	$(0.09)	$(0.03)	$(0.20)	$(0.02)
From net realized gain	—	(0.28)	(1.05)	(0.68)	(0.01)	(0.79)
Total distributions declared to shareholders	$(0.14)	$(0.45)	$(1.14)	$(0.71)	$(0.21)	$(0.81)
Net asset value, end of period (x)	$28.25	$21.01	$23.04	$23.49	$22.42	$20.00
Total return (%) (r)(s)(t)(x)	35.21(n)	(7.08)	3.70	8.11	13.23(c)	13.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29(a)	1.32	1.33	1.33	1.37(c)	1.43
Expenses after expense reductions (f)	1.28(a)	1.30	1.31	1.32	1.35(c)	1.40
Net investment income (loss)	0.61(a)	0.78	0.80	0.50	0.36(c)	0.69
Portfolio turnover	14(n)	19	27	26	29	27
Net assets at end of period (000 omitted)	$83,453	$66,086	$82,671	$97,398	$138,364	$147,344
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$21.48	$23.54	$24.01	$22.91	$20.42	$18.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.23	$0.23	$0.18	$0.13(c)	$0.18
Net realized and unrealized gain (loss)	7.45	(1.78)	0.53	1.70	2.61	2.24
Total from investment operations	$7.56	$(1.55)	$0.76	$1.88	$2.74	$2.42
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.23)	$(0.18)	$(0.10)	$(0.24)	$(0.06)
From net realized gain	—	(0.28)	(1.05)	(0.68)	(0.01)	(0.79)
Total distributions declared to shareholders	$(0.21)	$(0.51)	$(1.23)	$(0.78)	$(0.25)	$(0.85)
Net asset value, end of period (x)	$28.83	$21.48	$23.54	$24.01	$22.91	$20.42
Total return (%) (r)(s)(t)(x)	35.36(n)	(6.85)	3.95	8.37	13.52(c)	13.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.07	1.08	1.08	1.12(c)	1.18
Expenses after expense reductions (f)	1.03(a)	1.06	1.07	1.07	1.10(c)	1.15
Net investment income (loss)	0.88(a)	1.04	1.05	0.77	0.61(c)	0.94
Portfolio turnover	14(n)	19	27	26	29	27
Net assets at end of period (000 omitted)	$591,632	$405,406	$405,908	$401,520	$404,189	$384,495
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$21.69	$23.77	$24.24	$23.11	$20.59	$19.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.28	$0.29	$0.24	$0.19(c)	$0.23
Net realized and unrealized gain (loss)	7.53	(1.79)	0.53	1.72	2.63	2.25
Total from investment operations	$7.67	$(1.51)	$0.82	$1.96	$2.82	$2.48
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.29)	$(0.24)	$(0.15)	$(0.29)	$(0.11)
From net realized gain	—	(0.28)	(1.05)	(0.68)	(0.01)	(0.79)
Total distributions declared to shareholders	$(0.26)	$(0.57)	$(1.29)	$(0.83)	$(0.30)	$(0.90)
Net asset value, end of period (x)	$29.10	$21.69	$23.77	$24.24	$23.11	$20.59
Total return (%) (r)(s)(t)(x)	35.54(n)	(6.64)	4.23	8.69	13.80(c)	13.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.82	0.83	0.83	0.87(c)	0.93
Expenses after expense reductions (f)	0.78(a)	0.81	0.82	0.82	0.85(c)	0.90
Net investment income (loss)	1.12(a)	1.29	1.29	1.02	0.85(c)	1.19
Portfolio turnover	14(n)	19	27	26	29	27
Net assets at end of period (000 omitted)	$578,758	$437,597	$373,705	$428,566	$519,736	$528,263
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$22.20	$24.31	$24.76	$23.60	$21.02	$19.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.33	$0.28	$0.23(c)	$0.26
Net realized and unrealized gain (loss)	7.71	(1.84)	0.54	1.75	2.67	2.30
Total from investment operations	$7.87	$(1.52)	$0.87	$2.03	$2.90	$2.56
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.31)	$(0.27)	$(0.19)	$(0.31)	$(0.13)
From net realized gain	—	(0.28)	(1.05)	(0.68)	(0.01)	(0.79)
Total distributions declared to shareholders	$(0.29)	$(0.59)	$(1.32)	$(0.87)	$(0.32)	$(0.92)
Net asset value, end of period (x)	$29.78	$22.20	$24.31	$24.76	$23.60	$21.02
Total return (%) (r)(s)(t)(x)	35.67(n)	(6.52)	4.39	8.80	13.95(c)	13.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65(a)	0.68	0.68	0.69	0.72(c)	0.77
Expenses after expense reductions (f)	0.64(a)	0.66	0.68	0.68	0.70(c)	0.74
Net investment income (loss)	1.25(a)	1.44	1.45	1.18	1.01(c)	1.34
Portfolio turnover	14(n)	19	27	26	29	27
Net assets at end of period (000 omitted)	$8,011,317	$6,048,320	$5,084,448	$4,127,556	$3,354,746	$2,414,700
See Notes to Financial Statements

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$21.18	$23.22	$23.70	$22.63	$20.17	$18.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.22	$0.17	$0.12(c)	$0.17
Net realized and unrealized gain (loss)	7.37	(1.75)	0.53	1.68	2.58	2.21
Total from investment operations	$7.47	$(1.54)	$0.75	$1.85	$2.70	$2.38
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.22)	$(0.18)	$(0.10)	$(0.23)	$(0.05)
From net realized gain	—	(0.28)	(1.05)	(0.68)	(0.01)	(0.79)
Total distributions declared to shareholders	$(0.20)	$(0.50)	$(1.23)	$(0.78)	$(0.24)	$(0.84)
Net asset value, end of period (x)	$28.45	$21.18	$23.22	$23.70	$22.63	$20.17
Total return (%) (r)(s)(t)(x)	35.39(n)	(6.90)	3.95	8.33	13.50(c)	13.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09(a)	1.12	1.13	1.14	1.22(c)	1.28
Expenses after expense reductions (f)	1.07(a)	1.10	1.10	1.11	1.14(c)	1.18
Net investment income (loss)	0.83(a)	1.00	1.01	0.74	0.57(c)	0.88
Portfolio turnover	14(n)	19	27	26	29	27
Net assets at end of period (000 omitted)	$9,448	$6,697	$7,165	$6,899	$6,637	$5,317
See Notes to Financial Statements

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.64	$21.47	$21.96	$21.09	$18.79	$17.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.20	$0.10	$(0.01)	$(0.04)(c)	$0.02
Net realized and unrealized gain (loss)	6.82	(1.63)	0.48	1.56	2.41	2.06
Total from investment operations	$6.91	$(1.43)	$0.58	$1.55	$2.37	$2.08
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.12)	$(0.02)	$—	$(0.06)	$—
From net realized gain	—	(0.28)	(1.05)	(0.68)	(0.01)	(0.79)
Total distributions declared to shareholders	$(0.20)	$(0.40)	$(1.07)	$(0.68)	$(0.07)	$(0.79)
Net asset value, end of period (x)	$26.35	$19.64	$21.47	$21.96	$21.09	$18.79
Total return (%) (r)(s)(t)(x)	35.34(n)	(6.87)	3.40	7.49	12.67(c)	12.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09(a)	1.11	1.65	1.89	1.97(c)	2.03
Expenses after expense reductions (f)	1.08(a)	1.09	1.63	1.87	1.90(c)	1.95
Net investment income (loss)	0.80(a)	0.99	0.47	(0.03)	(0.20)(c)	0.12
Portfolio turnover	14(n)	19	27	26	29	27
Net assets at end of period (000 omitted)	$132	$116	$165	$207	$251	$297
See Notes to Financial Statements

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	3/31/21 (unaudited)	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$19.60	$21.52	$22.04	$21.16	$18.89	$17.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.05	$0.05	$(0.01)	$(0.04)(c)	$0.02
Net realized and unrealized gain (loss)	6.82	(1.64)	0.48	1.57	2.41	2.09
Total from investment operations	$6.82	$(1.59)	$0.53	$1.56	$2.37	$2.11
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$—	$—	$(0.09)	$—
From net realized gain	—	(0.28)	(1.05)	(0.68)	(0.01)	(0.79)
Total distributions declared to shareholders	$(0.04)	$(0.33)	$(1.05)	$(0.68)	$(0.10)	$(0.79)
Net asset value, end of period (x)	$26.38	$19.60	$21.52	$22.04	$21.16	$18.89
Total return (%) (r)(s)(t)(x)	34.82(n)	(7.59)	3.11	7.51	12.63(c)	12.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84(a)	1.87	1.88	1.89	1.97(c)	2.03
Expenses after expense reductions (f)	1.83(a)	1.85	1.86	1.87	1.90(c)	1.94
Net investment income (loss)	0.04(a)	0.24	0.25	(0.04)	(0.19)(c)	0.11
Portfolio turnover	14(n)	19	27	26	29	27
Net assets at end of period (000 omitted)	$1,442	$1,465	$1,830	$2,105	$2,551	$1,761

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

Notes to Financial Statements (unaudited) - continued
quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,983,654,594	$34,714,500	$—	$13,018,369,094
Netherlands	132,321,856	—	—	132,321,856
United Kingdom	83,092,027	—	—	83,092,027
Canada	63,720,248	—	—	63,720,248
Israel	28,174,478	—	—	28,174,478
Ireland	20,069,210	—	—	20,069,210
Mutual Funds	223,329,531	—	—	223,329,531
Total	$13,534,361,944	$34,714,500	$—	$13,569,076,444
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from

Notes to Financial Statements (unaudited) - continued
collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $28,873,258. The fair value of the fund's investment securities on loan and a related liability of $30,659,857 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/20
Ordinary income (including any short-term capital gains)	$138,409,163
Long-term capital gains	82,719,112
Total distributions	$221,128,275
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/21
Cost of investments	$9,619,510,617
Gross appreciation	4,097,320,172
Gross depreciation	(147,754,345)
Net unrealized appreciation (depreciation)	$3,949,565,827
As of 9/30/20
Undistributed ordinary income	89,305,079
Capital loss carryforwards	(58,593,834)
Other temporary differences	1,819
Net unrealized appreciation (depreciation)	923,180,148
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of September 30, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(16,549,476)
Long-Term	(42,044,358)
Total	$(58,593,834)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will

Notes to Financial Statements (unaudited) - continued
convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. In addition, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/21	Year ended 9/30/20
Class A	$10,731,815	$25,773,682
Class B	5,792	233,655
Class C	136,332	1,773,835
Class I	20,674,364	41,667,284
Class R1	18,908	217,673
Class R2	409,800	1,689,324
Class R3	4,299,628	9,087,690
Class R4	5,174,740	11,888,558
Class R6	78,484,359	128,613,293
Class 529A	60,407	153,165
Class 529B	1,176	2,914
Class 529C	2,810	27,202
Total	$120,000,131	$221,128,275
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended March 31, 2021, this management fee reduction amounted to $647,693, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2021 was equivalent to an annual effective rate of 0.62% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $198,686 and $1,369 for the six months ended March 31, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,675,681
Class B	0.75%	0.25%	1.00%	1.00%	58,133
Class C	0.75%	0.25%	1.00%	1.00%	497,687
Class R1	0.75%	0.25%	1.00%	1.00%	58,135
Class R2	0.25%	0.25%	0.50%	0.50%	184,574
Class R3	—	0.25%	0.25%	0.25%	641,799
Class 529A	—	0.25%	0.25%	0.24%	10,021
Class 529B	0.75%	0.25%	1.00%	0.25%	161
Class 529C	0.75%	0.25%	1.00%	1.00%	7,442
Total Distribution and Service Fees					$3,133,633
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2021, this rebate amounted to $124, $2, $2, $1, $166, $379, and $2 for Class A, Class B, Class C, Class R1, Class R2, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the year six months ended March 31, 2021, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of

Notes to Financial Statements (unaudited) - continued
a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2021, were as follows:
Amount
Class A	$6,474
Class B	4,089
Class C	2,742
Class 529B	—
Class 529C	9
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2021, were as follows:
Fee
Class 529A	$2,004
Class 529B	32
Class 529C	371
Total Program Manager Fees	$2,407
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2021, the fee was $194,318, which equated to 0.0033% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,427,168.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2021 was equivalent to an annual effective rate of 0.0046% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

Notes to Financial Statements (unaudited) - continued
compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $1,708,961. The sales transactions resulted in net realized gains (losses) of $651,540.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2021, this reimbursement amounted to $374,474, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2021, purchases and sales of investments, other than short-term obligations, aggregated $1,715,704,188 and $1,539,580,268, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/21		Year ended 9/30/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,353,183	$165,009,460	14,597,847	$311,468,151
Class B	3,251	84,198	12,983	261,457
Class C	552,236	13,512,378	711,066	14,604,204
Class I	22,831,008	604,296,697	40,828,660	866,133,510
Class R1	63,379	1,521,824	161,658	3,207,687
Class R2	453,212	11,697,849	1,448,677	31,151,475
Class R3	6,568,970	160,378,576	8,028,884	172,847,405
Class R4	3,107,783	80,627,490	11,843,957	261,131,412
Class R6	30,496,705	809,566,068	107,131,543	2,328,935,789
Class 529A	38,355	973,599	48,966	1,041,136
Class 529C	3,039	73,361	7,836	162,771
	70,471,121	$1,847,741,500	184,822,077	$3,990,944,997
Shares issued to shareholders in reinvestment of distributions
Class A	373,341	$9,355,919	937,005	$22,787,970
Class B	240	5,686	9,995	229,277
Class C	5,431	127,734	70,224	1,603,219
Class I	758,667	19,520,493	1,406,792	35,085,393
Class R1	820	18,908	9,722	217,673
Class R2	16,302	399,085	61,729	1,466,065
Class R3	172,191	4,299,614	375,059	9,087,690
Class R4	191,043	4,808,540	454,407	11,092,085
Class R6	2,725,450	70,180,340	4,867,574	121,494,635
Class 529A	2,419	59,565	6,409	153,165
Class 529B	52	1,176	131	2,914
Class 529C	122	2,810	1,223	27,202
	4,246,078	$108,779,870	8,200,270	$203,247,288

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/21		Year ended 9/30/20
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(6,245,634)	$(158,529,007)	(13,336,391)	$(281,933,166)
Class B	(81,544)	(1,950,833)	(246,421)	(4,943,053)
Class C	(789,394)	(18,913,514)	(1,860,289)	(36,704,851)
Class I	(10,675,557)	(279,981,772)	(40,755,781)	(884,951,570)
Class R1	(97,545)	(2,211,416)	(256,086)	(5,121,806)
Class R2	(660,934)	(16,383,789)	(1,952,470)	(41,567,665)
Class R3	(5,097,202)	(127,208,167)	(6,769,485)	(145,953,979)
Class R4	(3,586,718)	(92,796,056)	(7,844,851)	(172,341,062)
Class R6	(36,606,491)	(954,330,837)	(48,745,409)	(1,071,600,596)
Class 529A	(24,804)	(601,028)	(47,796)	(1,030,916)
Class 529B	(933)	(22,532)	(1,924)	(38,616)
Class 529C	(23,228)	(541,732)	(19,355)	(386,645)
	(63,889,984)	$(1,653,470,683)	(121,836,258)	$(2,646,573,925)
Net change
Class A	480,890	$15,836,372	2,198,461	$52,322,955
Class B	(78,053)	(1,860,949)	(223,443)	(4,452,319)
Class C	(231,727)	(5,273,402)	(1,078,999)	(20,497,428)
Class I	12,914,118	343,835,418	1,479,671	16,267,333
Class R1	(33,346)	(670,684)	(84,706)	(1,696,446)
Class R2	(191,420)	(4,286,855)	(442,064)	(8,950,125)
Class R3	1,643,959	37,470,023	1,634,458	35,981,116
Class R4	(287,892)	(7,360,026)	4,453,513	99,882,435
Class R6	(3,384,336)	(74,584,429)	63,253,708	1,378,829,828
Class 529A	15,970	432,136	7,579	163,385
Class 529B	(881)	(21,356)	(1,793)	(35,702)
Class 529C	(20,067)	(465,561)	(10,296)	(196,672)
	10,827,215	$303,050,687	71,186,089	$1,547,618,360
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund,

Notes to Financial Statements (unaudited) - continued
the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2021, the fund’s commitment fee and interest expense were $22,591 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$118,631,462	$802,534,342	$728,496,130	$11,029	$(11,029)	$192,669,674

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$59,320	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 14, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 14, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2021

*	Print name and title of each signing officer under his or her signature.